Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2019 (Unaudited)
Shares		Value
COMMON STOCKS: 81.0%
Capital Markets: 14.9%
5,550,000	Brookfield Asset Management, Inc. - Class A	$306,637,500
12,500,000	KKR & Co., Inc. - Class A	360,375,000
5,161,390	Moody's Corp.	1,139,067,159
		1,806,079,659
Diversified Financial Services: 0.3%
200,000	Berkshire Hathaway, Inc. - Class B (1)	42,516,000

Equity Real Estate Investment Trusts: 16.0%
6,149,293	American Tower Corp.	1,341,037,817
2,465,000	SBA Communications Corp.	593,202,250
		1,934,240,067
Health Care Equipment & Supplies: 1.9%
1,655,300	Danaher Corp.	228,133,446

Industrial Conglomerates: 3.9%
1,408,000	Roper Technologies, Inc.	474,439,680

Insurance: 4.1%
426,000	Markel Corp. (1)	498,846,000

IT Services: 17.1%
4,329,100	Mastercard, Inc. - Class A	1,198,338,171
4,866,500	Visa, Inc. - Class A	870,422,190
		2,068,760,361
Multiline Retail: 4.1%
4,455,370	Dollar Tree, Inc. (1)	491,872,848

Professional Services: 3.9%
223,511	CoStar Group, Inc. (1)	122,823,765
2,400,000	Verisk Analytics, Inc.	347,280,000
		470,103,765
Software: 4.6%
1,210,737	Alarm.com Holdings, Inc. (1)	59,810,408
497,800	Constellation Software, Inc.	491,650,728
		551,461,136
Specialty Retail: 10.2%
6,055,650	CarMax, Inc. (1,2)	564,204,910
1,543,200	O'Reilly Automotive, Inc. (1)	672,079,032
		1,236,283,942
TOTAL COMMON STOCKS
(Cost $3,947,783,408)		9,802,736,904

Principal Amount
SHORT-TERM INVESTMENTS: 17.3%
U.S. Treasury Bills: 17.3%
$400,000,000	United States Treasury Bill, 1.845%, 11/12/2019 (3)	399,814,712
400,000,000	United States Treasury Bill, 1.847%, 12/5/2019 (2,3)	399,437,960
800,000,000	United States Treasury Bill, 1.650%, 12/12/2019 (2,3)	798,662,720
500,000,000	United States Treasury Bill, 1.642%, 1/16/2020 (3)	498,385,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,095,855,393)		2,096,300,392

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 4.9%
597,988,022	First American Government Obligations Fund - Class Z, 1.703% (4)	597,988,022
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $597,988,022)		597,988,022

TOTAL INVESTMENTS IN SECURITIES: 103.2%
(Cost $6,641,626,823)		12,497,025,318
Liabilities in Excess of Other Assets: (3.2)%		(392,203,294)
TOTAL NET ASSETS: 100.0%		$12,104,822,024

(1)	Non-income producing security.
(2)	This security or a portion of this security was out on loan as of October 31, 2019. Total loaned securities had a value of $585,786,135 or 4.8% of net assets.
(3)	Rate represents the annualized effective yield to maturity from purchase price.
(4)	Annualized seven-day effective yield as of October 31, 2019.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Akre Focus Fund's (the "Fund") administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund
Summary of Fair Value Exposure at October 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2019. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$9,802,736,904	$-	$-	$9,802,736,904
Short-Term Investments	-	2,096,300,392	-	2,096,300,392
Investments Purchased with Cash Proceeds from Securities Lending	597,988,022	-	-	597,988,022
Total Investments in Securities	$10,400,724,926	$2,096,300,392	$-	$12,497,025,318